DEFERRED CHARGES, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2013 Portigon Ag Credit Facility Amendment [Member]	Dec. 31, 2011 NewLead Endurance [Member]	Dec. 31, 2012 Interest and Finance Expense [Member]	Dec. 31, 2012 Loss From Discontinued Operations [Member]	Dec. 31, 2011 Loss From Discontinued Operations [Member]	Jul. 09, 2013 Mojave Finance Inc [Member]
Deferred Finance Costs Additions	$ 376	$ 564	$ 622	$ 250	$ 479
Deferred Finance Costs Write Offs		3,952	4,647			3,882	70	4,647
Amortized Loan Agreement Fee									$ 126